Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 126,230	$ 188,257	$ 25,502
Other comprehensive income (loss):
Unrecognized gain (loss) on derivative instruments	(14,889)	(19,385)	2,139
Reclassification adjustment for loss on derivative instruments realized in net income	10,440	7,737	47,720
Reclassification adjustment for loss on derivative instruments realized in property and equipment	1,164	0	0
Total other comprehensive income (loss)	(3,285)	(11,648)	49,859
Total comprehensive income	$ 122,945	$ 176,609	$ 75,361